LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
LOSS PER SHARE

NOTE 2. LOSS PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2013	2014	2015
Weighted average number of outstanding shares
Basic	10,144	10,785	11,052
Effect of dilutive securities
Employee share-based compensation	—	—	—

Diluted	10,144	10,785	11,052

Options to purchase 230 thousand, 137 thousand and 0 thousand shares of common stock were not included in dilutive securities for the years ended December 31, 2013, 2014 and 2015, respectively, as the effect would be anti-dilutive.